Valuation and Qualifying Accounts and Reserves (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Allowance for doubtful accounts [Member]
Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Year	$ 38.9	$ 41.3	$ 41.8
Additions Charged to Costs and Expenses	6.3	6.7	11.5
Additions from Acquisitions			0.4
Deductions from Reserves (a)	(11.2)	(9.1)	(12.4)
Balance at End of Year	34.0	38.9	41.3
Allowance for sales returns [Member]
Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Year	12.5	14.9	15.5
Additions Charged to Costs and Expenses	10.5	9.6	7.8
Additions from Acquisitions			0.3
Deductions from Reserves (a)	(13.7)	(12.0)	(8.7)
Balance at End of Year	9.3	12.5	14.9
Inventory reserve [Member]
Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Year	59.2	65.4	64.6
Additions Charged to Costs and Expenses	22.0	17.5	23.1
Additions from Acquisitions			2.3
Deductions from Reserves (a)	(26.1)	(23.7)	(24.6)
Balance at End of Year	55.1	59.2	65.4
Valuation allowance for deferred tax assets [Member]
Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Year	115.6	115.4	109.2
Additions Charged to Costs and Expenses	8.1	2.5	4.0
Deductions from Reserves (a)	(0.9)	(2.3)	2.2
Balance at End of Year	$ 122.8	$ 115.6	$ 115.4